INCOME TAXES (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
UNITED KINGDOM
NOL Carryforwards	$ 272,875
Expiry Terms	Does not expire
UNITED STATES
NOL Carryforwards	$ 228,737
Expiry Terms	Expires in up to 15 years
U S One [Member]
NOL Carryforwards	$ 29,512
Expiry Terms	Does not expire
AUSTRALIA
NOL Carryforwards	$ 5,225
Expiry Terms	Does not expire
ISRAEL
NOL Carryforwards	$ 316,367
Expiry Terms	Does not expire
FINLAND
NOL Carryforwards	$ 105
Expiry Terms	Expires in up to 6 years
Other [Member]
NOL Carryforwards	$ 917
Expiry Terms	Expires in up to 4 years